Inventory Change in Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Abstract]
Inventories at the beginning of the period	$ 251	$ 242
Net addition		12
Change in foreign exchange rates	(2)	(3)
Writedowns	37
Net addition	26
Inventories at the end of the period	$ 238	$ 251